REVENUE - Narrative (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Total revenues	$ 37,764	$ 39,594	$ 78,204	$ 80,229
Top Ten Customers
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Percentage of revenues	31.00%	25.00%	27.00%	25.00%
Sports
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Total revenues	$ 17,707	$ 15,139	$ 34,865	$ 30,640
Cost Per Acquisition
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Percentage of revenues	43.00%	37.00%	42.00%	38.00%
Revenue Share
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Percentage of revenues	21.00%	26.00%	21.00%	25.00%
Hybrid
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Percentage of revenues	31.00%	37.00%	32.00%	37.00%
Ticketing
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Percentage of revenues	5.00%	0.00%	5.00%	0.00%
Rest of the world
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Total revenues	$ 1,450	$ 2,788	$ 3,252	$ 5,414
Reclassification adjustment | Sports
Disclosure Of Disaggregation Of Revenue From Contracts With Customers [Line Items]
Total revenues			$ 528